Securities sold under repurchase agreements and interbank and institutional market funds	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Securities sold under repurchase agreements and interbank and institutional market funds
Note 17 – Securities sold under repurchase agreements and interbank and institutional market funds

a)	Securities sold under repurchase agreements
The table below shows the breakdown of funds:

		12/31/2019			12/31/2018
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Assets pledged as collateral		67,065	2,696	69,761	71,231	6,420	77,651
Government securities	3.88% to 93.50% of CDI	46,271	—	46,271	46,676	4	46,680
Corporate debt securities	25% of CDI to 89% of CDI	17,665	—	17,665	9,051	—	9,051
Own issue	82.50% of CDI to 16.93%	2,831	2,427	5,258	15,156	6,261	21,417
Foreign	0.16% to 34.90%	298	269	567	348	155	503
Assets received as collateral	3.80% to 4.40%	140,004	—	140,004	172,953	—	172,953
Right to sell or repledge the collateral	1.08% to IPCA + 6%	16,807	30,011	46,818	27,337	52,296	79,633

Total		223,876	32,707	256,583	271,521	58,716	330,237

b)	Interbank market fund s

		12/31/2019			12/31/2018
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Financial credit bills	4.94% to 17.68%	20,829	44,604	65,433	9,139	28,789	37,928
Real state credit bills	IPCA to 12.22%	6,194	1,441	7,635	6,465	3,081	9,546
Agribusiness credit bills	4.56 to 15%	14,543	6,661	21,204	9,586	8,427	18,013
Guaranteed real state notes	96% of CDI to 99.5% of CDI	—	4,320	4,320	—	1,227	1,227
Import and export financing	0% to 9.60%	60,530	4,092	64,622	42,685	7,365	50,050
On-lending-domestic	0% to 19.79%	7,921	3,727	11,648	5,301	12,605	17,906

Total		110,017	64,845	174,862	73,176	61,494	134,670

Funding for import and export financing represents credit facilities available for financing of imports and exports of Brazilian companies, in general denominated in foreign currency.

c)	Institucional market funds

		12/31/2019			12/31/2018
	Interest rate (p.a.)	Current	Non- current	Total	Current	Non- current	Total
Subordinated debt (1)	LIBOR to IPCA + 4.63%	4,098	55,364	59,462	343	48,970	49,313
Obligations on securities abroad	(2.05)% to 30.13%	9,162	34,510	43,672	6,232	35,631	41,863
Raisings through Structured Operations Certificates (2)	2.62% to 11.12%	575	535	1,110	1,949	849	2,798

Total		13,835	90,409	104,244	8,524	85,450	93,974

(1)	At 12/31/2019, the amount of R$ 36,627 (R$ 35,205 at 12/31/2018) is included in the Reference Equity, under the proportion defined by CMN Resolution No. 4,192, on March 01, 2013.
(2)	At 12/31/2019, the market value of raisings through Structured Operations Certificates issued is R$ 1,204 (R$ 2,902 at 12/31/2018).